Deferred Income Taxes - Summary of Movement of Deferred Income Tax Asset and Liabilities (Detail) - SGD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		$ 6,948	$ 4,674
Currency translation adjustments		(140)	39
Acquisition of subsidiaries			2,036
Charged/(credited) to profit or loss		2,105	199
End of financial year		8,913	6,948
Beginning of financial year		(4,573)	(3,059)
Currency translation adjustments		39	(3)
Acquisition of subsidiaries			(643)
Charged/(credited) to profit or loss		(2,500)	(868)
End of financial year		(7,034)	(4,573)
Lease liabilities
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		(2,933)	(2,926)
Currency translation adjustments		39	3
Acquisition of subsidiaries			0
Charged/(credited) to profit or loss		698	(10)
End of financial year		(2,196)	(2,933)
Provisions
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		(157)	(133)
Currency translation adjustments		0	0
Acquisition of subsidiaries
Charged/(credited) to profit or loss		4	(24)
End of financial year		(153)	(157)
Tax loss
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		(937)	0
Currency translation adjustments		0	(1)
Acquisition of subsidiaries			(102)
Charged/(credited) to profit or loss		0	(834)
End of financial year		(937)	(937)
Unutilised capital allowance
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		(546)	0
Currency translation adjustments		0	(5)
Acquisition of subsidiaries			(541)
Charged/(credited) to profit or loss		(3,202)	0
End of financial year		(3,748)	(546)
Accelerated tax depreciation
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		2,127	824
Currency translation adjustments		(15)	8
Acquisition of subsidiaries			875
Charged/(credited) to profit or loss		3,109	420
End of financial year		5,221	2,127
Fair value gains – net
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		1,975	1,026
Currency translation adjustments		(86)	34
Acquisition of subsidiaries			1,132
Charged/(credited) to profit or loss		(252)	(217)
End of financial year		1,637	1,975
ROU assets
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		2,817	2,824
Currency translation adjustments		(39)	(3)
Acquisition of subsidiaries			0
Charged/(credited) to profit or loss		(704)	(4)
End of financial year		2,074	2,817
Others
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year		29	0
Currency translation adjustments		0
Acquisition of subsidiaries			29
Charged/(credited) to profit or loss		(48)	0
End of financial year		$ 19	29
Currency translation adjustments	[1]		$ 0

[1]	Less than $1,000